As filed with the Securities and Exchange Commission on November 22, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811 - 03758

                        MATRIX ADVISORS VALUE FUND, INC.
               (Exact name of registrant as specified in charter)

                747 THIRD AVENUE, 31ST FLOOR, NEW YORK, NY 10017
               (Address of principal executive offices) (Zip code)

                                  David A. Katz
                          747 Third Avenue, 31st Floor
                               New York, NY 10017
                     (Name and address of agent for service)

                                1 (800) 366-6223
               Registrant's telephone number, including area code

                                   Copies to:

                                  Gregory Ezor
                     Paul, Hastings, Janofsky & Walker, LLP
                      515 South Flower Street, 25th Floor,
                              Los Angeles, CA 90071

Date of fiscal year end: JUNE 30
                         -------

Date of reporting period: SEPTEMBER 30, 2006
                          ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MATRIX ADVISORS VALUE FUND, INC.
SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2006 (UNAUDITED)

                                                        SHARES         VALUE
                                                      ----------   ------------
COMMON STOCKS - 99.0%
BANK (MONEY CENTER) - 6.7%
Citigroup, Inc.                                          119,000   $  5,910,730
JP Morgan Chase & Co.                                    109,000      5,118,640
                                                                   ------------
                                                                     11,029,370
                                                                   ------------
BANK (PROCESSING) - 3.2%
Bank of New York Co., Inc.                               149,500      5,271,370
                                                                   ------------

BANK (SUPER REGIONAL) - 3.6%
Bank of America Corp.                                    110,084      5,897,200
                                                                   ------------

BIOTECHNOLOGY - 3.8%
Medimmune, Inc.*                                         214,000      6,250,940
                                                                   ------------

COMMERICAL SERVICES - 0.1%
Western Union Co.*                                        11,300        216,169
                                                                   ------------

COMPUTERS AND PERIPHERALS - 3.8%
American Power Conversion Corp.                          285,000      6,258,600
                                                                   ------------

DRUG - 7.2%
Pfizer, Inc.                                             219,396      6,222,070
Wyeth                                                    108,500      5,516,140
                                                                   ------------
                                                                     11,738,210
                                                                   ------------
ELECTRICAL EQUIPMENT - 7.1%
General Electric Co.                                     175,000      6,177,500
Tyco International Ltd.                                  196,000      5,486,040
                                                                   ------------
                                                                     11,663,540
                                                                   ------------
ELECTRONICS - 8.6%
Symbol Technologies, Inc.                                575,160      8,546,878
Vishay Intertechnology, Inc.*                            397,000      5,573,880
                                                                   ------------
                                                                     14,120,758
                                                                   ------------
FINANCIAL SEVICES - 2.6%
First Data Corp.                                         100,000      4,200,000
                                                                   ------------

INSURANCE (DIVERSIFIED) - 3.7%
American International Group, Inc.                        92,000      6,095,920
                                                                   ------------

MEDIA - 7.4%
Comcast Corp. - Class A*                                 154,000      5,668,740
Time Warner, Inc.                                        358,000      6,526,340
                                                                   ------------
                                                                     12,195,080
                                                                   ------------
MEDICAL INSTRUMENTS - 2.7%
Boston Scientific Corp.*                                 299,000      4,422,210
                                                                   ------------

MEDICAL PRODUCTS - 1.2%
Johnson & Johnson                                         30,000      1,948,200
                                                                   ------------

OIL & GAS SERVICES - 5.6%
Chevron Corp.                                             76,000      4,929,360
Tidewater, Inc.                                           97,800      4,321,782
                                                                   ------------
                                                                      9,251,142
                                                                   ------------

MATRIX ADVISORS VALUE FUND, INC.
SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2006 (UNAUDITED)

                                                        SHARES         VALUE
                                                      ----------   ------------
RETAIL STORE - 13.7%
Dollar General Corp.                                     423,000   $  5,765,490
Gap, Inc.                                                302,000      5,722,900
Ross Stores, Inc.                                        185,000      4,700,850
Wal-Mart Stores, Inc.                                    126,000      6,214,320
                                                                   ------------
                                                                     22,403,560
                                                                   ------------
SECURITIES BROKERAGE - 6.6%
Merrill Lynch & Co., Inc.                                 67,200      5,256,384
Morgan Stanley                                            77,000      5,614,070
                                                                   ------------
                                                                     10,870,454
                                                                   ------------
SEMICONDUCTOR - 1.9%
Intel Corp.                                              150,000      3,085,500
                                                                   ------------

SEMICONDUCTOR (CAPITAL EQUIPMENT) - 3.2%
Novellus Systems, Inc.*                                  188,500      5,213,910
                                                                   ------------

SOFTWARE - 3.9%
Microsoft Corp.                                          231,000      6,313,230
                                                                   ------------

TELECOMMUNICATIONS (EQUIPMENT) - 2.4%
Cisco Systems, Inc.*                                     170,000      3,910,000
                                                                   ------------

TOTAL COMMON STOCKS (COST $133,151,219)                            $162,355,363
                                                                   ------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                      ----------   ------------
SHORT TERM INVESTMENTS - 0.9%

Fidelity Institutional Money Market Portfolio         $1,494,274   $  1,494,274
                                                                   ------------
TOTAL SHORT TERM INVESTMENTS (COST $1,494,274)

TOTAL INVESTMENTS IN SECURITIES
(COST $134,645,493+) - 99.9%                                       $163,849,637
Other Assets less Liabilities - 0.1%                                    221,233
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $164,070,870
                                                                   ============

* Non-income producing security.

The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows+:

Cost of investments                                                $134,648,121
                                                                   ============
Gross unrealized appreciation                                      $ 31,026,423
Gross unrealized depreciation                                        (1,824,907)
                                                                   ------------
Net unrealized appreciation                                        $ 29,201,516
                                                                   ============

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE ACT (17 CFR 270.30A-2(A)). Filed herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      (Registrant) Matrix Advisors Value Fund, Inc.

      By (Signature and Title)  /s/ David A. Katz
                                ------------------------------------------------
                                David A. Katz, President

      Date  November 22, 2006


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By (Signature and Title)* /s/ David A. Katz
                                ------------------------------------------------
                                David A. Katz, President and Treasurer

      Date  November 22, 2006


* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.